January 31, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust – Post-Effective Amendment No. 172 to the Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of KraneShares Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 172 (the “Post-Effective Amendment”) to the Trust’s currently effective Registration Statement on Form N-1A (the “Registration Statement”) relating to the KraneShares Asia Robotics and Artificial Intelligence Index ETF (the “Fund”), a series of the Trust. This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the Securities and Exchange Commission (“SEC”) Staff regarding Post-Effective Amendment No. 164 to the Trust’s Registration Statement that was filed with the SEC on September 24, 2018; and (2) make other non-material changes to the Fund’s prospectus and statement of additional information. The Trust elects for the Post-Effective Amendment to become effective on February 1, 2019 in accordance with Rule 485(b) under the 1933 Act.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9475.

Sincerely,

/s/ Stacy L. Fuller

Stacy L. Fuller

K&L Gates LLP
1601 K Street NW Washington DC 20006
T +1 202 778 9000 F +1 202 778 9100 klgates.com